Artisan Value Income Fund Investment Strategy - Artisan Value Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range. The team seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. The team believes that companies with these characteristics are less likely to experience eroding values over the long term. ■Attractive Valuation—The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range. ■Sound Financial Condition—The team prefers companies with an acceptable level of debt and positive cash flow. At a minimum, the team seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders. ■Attractive Business Economics—The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle. As part of the team’s analysis of a company’s value, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Income Generation—The team assesses the stability and growth of a company’s dividends and examines opportunities across a company’s capital structure. The team may invest opportunistically in equity securities and other instruments that generate attractive income, as well as utilize derivatives instruments to attempt to enhance yield.Under normal circumstances, the investment team seeks to generate a portfolio current yield that is greater than or equal to two times the average current yield for stocks in the S&P 500® Index, although the portfolio current yield may be less than two times the average current yield for stocks in the S&P 500® Index at any given time. Securities in which the Fund may invest include common stocks, equity securities of real estate investment trusts (“REITs”), preferred stocks, convertible securities (including convertible bonds), depositary receipts and rights and warrants to buy common stocks. The Fund may invest up to 30% of its total assets at market value at the time of purchase in securities of non-US issuers (including depositary receipts). In addition, the Fund may invest up to 10% of its total assets at market value at the time of purchase in non-convertible fixed income securities, which may include non-convertible corporate bonds. The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund invests in common stocks and other securities of companies across a broad capitalization range. There is no restriction on the size of the companies in which the Fund may invest. The Fund also uses derivatives, such as options. The Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. To the extent the Fund writes call options on securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. The Fund may use derivatives for any purpose consistent with its investment objective, including, without limitation, to improve expected risk-adjusted returns, to obtain economic exposure to certain issuers and to attempt to enhance income. The Fund may implement short positions, including through the use of derivative instruments, or through short sales of instruments that are eligible investments for the Fund and generally intends to use short positions to reduce exposure to certain risks and for hedging purposes. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines.